DERIVATIVE LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Summary of carrying value of derivative liabilities and the input used to estimate fair value
The Company’s derivative liabilities included the following balances and changes in the carrying value of derivative warrant liabilities as of August 31, 2021 :

	NUMBER OF WARRANTS	AMOUNT
Balance at November 12, 2020	18,687,500	$12,894
Conversion to equity upon exercise of warrants	(1,743,850)	(7,132)
Revaluation of derivative warrant liabilities	—	29,257
Balance at August 31, 2021	16,943,650	$35,019

The following inputs were used to estimate the fair value of the derivative warrant liabilities at August 31, 2021 and November 12, 2020:

	AUGUST 31, 2021	NOVEMBER 12, 2020
Risk free interest rate	0.45%	0.30%
Life of Warrants (years)	2.20	3.00
Market price of Common Shares	3.38	1.49
Expected future volatility of Common Shares	100.00%	92.00%
Fair value per warrant	2.07	0.69
As at August 31, 2021 , the Company revalued the Top-up Rights at an estimated fair value of $2,508 (August 31, 2020 – $nil). The Company recorded a decrease in the estimated fair value change of the Top-up Rights for the year ended August 31, 2021 of $(232) (August 31, 2020 - $nil).

AMOUNT
Balance at March 10, 2021	$2,740
Revaluation of Top-up Rights	(232)
Balance at August 31, 2021	$2,508

The following inputs were used to estimate the fair value of the Top-up Rights at August 31, 2021 , and March 10, 2021:

	AUGUST 31, 2021
	STOCK OPTIONS	WARRANTS	PSUs	RSUs
Average exercise price	$0.59 - $9.64	$2.50	$—	$—
Risk free interest rate	0.40% - 0.76%	0.46%	0.92%	0.88%
Expected future volatility of Common Shares	90.00% - 110.00%	105.00%	85.00%	90.00%
Expected life(1)	1.85 - 4.16	2.20	5.61	5.18
Forfeiture rate	10%	—%	25%	—%

	MARCH 10, 2021
	STOCK OPTIONS	WARRANTS	PSUs	RSUs
Average exercise price	$0.59 - $9.65	$2.50	$—	$—
Risk free interest rate	0.26% - 0.76%	0.38%	1.01%	0.93%
Expected future volatility of Common Shares	90.00%	100.00%	90.00%	90.00%
Expected life(1)	2.09 - 4.53	2.67	6.04	5.48
Forfeiture rate	10%	—%	25%	—%

(1) Exercise price and expected life for stock options were determined using the range of exercise prices disclosed in Note 14(iv)